SCHEDULE OF POTENTIALLY DILUTIVE INSTRUMENTS OUTSTANDING (Details) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	169,932,120	260,217,476	234,186,020	65,413,842
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	6,320,000	7,630,800	7,307,589	20,879,530
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	163,612,120	157,756,728	158,403,141	10,406,100
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares		94,829,948	68,475,290	34,128,212